UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003
                                               ------------------

Check here if Amendment [X]; Amendment Number:    15
                                                 ----
         This Amendment (Check only one.): [X] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Waveland International, Ltd.
                  ----------------------------------
Address:          1850 Second Street, Suite 201
                  ---------------------------------
                  Highland Park, Illinois 60035

Form 13F File Number: 28-05459

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David S. Richter
         ---------------------------------------------
Title:   Director
         ---------------------------------------------
Phone:   (312) 739-2138
         ---------------------------------------------

Signature, Place, and Date of Signing:

 /s/ David S. Richter          Chicago, Illinois            November 14, 2003
------------------------      -----------------------       -----------------
   [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 3
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Form 13F Information Table Entry Total:            1
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Form 13F Information Table Value Total:       $    478
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                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.        Form 13F File Number        Name


     1          28-05461                   Clincher Capital Corporation
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     2          28-05463                   David  S. Richter
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     3          28-10090                   Waveland Capital Management, LLC
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                                                       Form 13F Information Table
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   Column 1        Column 2    Column 3      Column 4             Column 5               Column 6     Column 7           Column 8
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Name of Issuer     Title of      CUSIP       Value       Shrs or  Sh/Prn      Put/Call   Investment   Other        Voting Authority
                    Class                   (X$1000)     Prn Amt                         Discretion   Managers
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
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CRONOS GROUP         COM        L20708100    478          119,597    SH                    DEFINED       1, 2, 3  119,597
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